    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 1, 1999

                                                       Registration No. 333-4999
                                                       Registration No. 811-7645
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  ___________

                                   FORM N-4

                         REGISTRATION STATEMENT UNDER
                          THE SECURITIES ACT OF 1933
                          (Group Variable Annuity I)


                        Pre-Effective Amendment No.            [_]

                       Post-Effective Amendment No. 4          [X]

                                    AND/OR

                         REGISTRATION STATEMENT UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 11                  [X]

                                  ___________

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                          (Exact Name of Registrant)
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)
                           1300 South Clinton Street
                                 P.O. Box 1110
                          Fort Wayne, Indiana  46801
             (Address of Depositor's Principal Executive Offices)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:  219-455-2000

                          JOHN L. STEINKAMP, ESQUIRE
                  Vice President & Associate General Counsel
                    Lincoln National Life Insurance Company
                           1300 South Clinton Street
                                 P.O. Box 1110
                             Fort Wayne, IN 46801
               (Name and Complete Address of Agent for Service)


                                   Copy to:
                          Kimberly J. Smith, Esquire
                       Sutherland Asbill & Brennan  LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

   It is proposed that this filing will become effective (check appropriate box)


     [_]  immediately upon filing pursuant to paragraph (b) of Rule 485


     [_]  on __________________ pursuant to paragraph (b) of Rule 485


     [_]  60 days after filing pursuant to paragraph (a)(1) of Rule 485


     [X]  on April 22, 1999 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:


     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                        Title of securities being registered:
  Interests in a separate account under group variable annuity contracts.

Variable Annuity I

Lincoln National Variable Annuity Account L

group variable annuity contracts

Servicing Office:

Lincoln National Life Insurance Company

P.O. Box 9740

Portland, ME 04104

(800) 341-0441

This Prospectus describes group annuity contracts and individual certificates issued by Lincoln National Life Insurance Company (Lincoln Life). They are for use with qualified and non-qualified retirement plans. Generally, neither the contractowner nor the individual participant pays federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate account value and, as permitted by the plan for which the contractowner pur-chases the contract, to provide retirement income that a participant cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If a participant dies before the annuity com-mencement date, we pay the beneficiary or the plan a death benefit.

If the contractowner gives certain rights to plan participants, we issue active life certificates to them. Participants choose whether account value accumu-lates on a variable or a fixed (guaranteed) basis or both. If a participant al-locates contributions to the fixed account, we guarantee principal and a mini-mum interest rate.

All contributions for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account L (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. If a participant puts all or some contributions into one or more of the contract's subaccounts, the par-ticipant takes all the investment risk on the account value and the retirement income. If the selected subaccounts make money, account value goes up; if they lose money, it goes down. How much it goes up or down depends on the perfor-mance of the selected subaccounts. We do not guarantee how any of the subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees the investment in the contract.

The available subaccounts, and the funds in which they invest, are listed be-low. The contractowner decides which of these subaccounts are available under the contract for participant allocations. For more information about the in-vestment objectives, policies and risks of the funds please refer to the Pro-spectuses for the funds.

Balanced Account -- American Century Variable Portfolios, Inc.: VP Balanced

Growth II Account -- American Century Variable Portfolios: VP Capital
Appreciation

Small Cap Growth Account -- Baron Capital Funds Trust: Baron Capital Asset
Funds

Socially Responsible Account -- Calvert Variable Series: Calvert Social Balanced Portfolio

Index Account -- Dreyfus Stock Index Fund

Small Cap Account -- Dreyfus Variable Investment Fund: Small Cap Portfolio

Growth I Account -- Fidelity Variable Insurance Products Fund: Growth Portfolio

Equity-Income Account -- Fidelity Variable Insurance Products Fund: Equity-Income Portfolio

Asset Manager Account -- Fidelity Variable Insurance Products Fund II: Asset Manager Portfolio

Global Growth Account -- The Janus Aspen Series: Worldwide Growth Portfolio

Mid Cap Growth Account -- Lincoln National Aggressive Growth Fund, Inc.

Social Awareness Account -- Lincoln National Social Awareness Fund, Inc.

Mid Cap Value Account -- The Neuberger Berman Advisers Management Trust:
Partners Portfolio

International Stock Account -- T. Rowe Price International Series, Inc.

On or about , 1999 we anticipate (i) closing the Growth II Account and re-placing the VP Capital Appreciation with the Lincoln National Aggressive Growth Fund and (ii) closing the Socially Responsible Account and replacing the Cal-vert Social Balanced Portfolio with the Lincoln National Social Awareness Fund.

This Prospectus gives you information about the contracts and certificates that contractowners and participants should know before investing. Please review the Prospectuses for the funds, and keep them for reference.

Neither the SEC nor any state securities commission has approved the contracts or determined that this Prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

A Statement of Additional Information (SAI) has more information about the con-tracts and certificates. Its terms are made part of this Prospectus. For a free copy, write: Lincoln National Life Insurance Company, P.O. Box 9740, Portland, ME 04104, or call 1-800-341-0441. The SAI and other information about Lincoln Life and Account L are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 1999

Table of contents

                                     Page
-----------------------------------------
Special terms                          2
-----------------------------------------
Expense tables                         3
-----------------------------------------
Summary                                5
-----------------------------------------
Condensed financial information        7
-----------------------------------------
Investment results                     7
-----------------------------------------
Financial statements                   7
-----------------------------------------
Lincoln National Life Insurance Co.    7
-----------------------------------------
Fixed side of the contract             7
-----------------------------------------
Variable account (VAA)                 8
-----------------------------------------
Investments of the VAA                 8
-----------------------------------------
Charges and other deductions          10
-----------------------------------------

                                                                    Page
------------------------------------------------------------------------
The contracts                                                        11
------------------------------------------------------------------------
Annuity payouts                                                      16
------------------------------------------------------------------------
Federal tax status                                                   17
------------------------------------------------------------------------
Voting rights                                                        21
------------------------------------------------------------------------
Distribution of the contracts                                        21
------------------------------------------------------------------------
Return privilege                                                     21
------------------------------------------------------------------------
State regulation                                                     21
------------------------------------------------------------------------
Records and reports                                                  21
------------------------------------------------------------------------
Other information                                                    21
------------------------------------------------------------------------
Statement of additional information table of contents for Variable
Annuity Account L Variable Annuity I
------------------------------------------------------------------------

Special terms

Account or variable annuity account (VAA) -- The segregated investment ac-count, Account L, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Account value -- At a given time before the annuity commencement date, the to-tal value of all accumulation units for a contract plus the value of the fixed side of contract.

Accumulation unit -- A measure used to calculate account value for the vari-able side of the contract.

Annuitant -- The person on whose life the annuity benefit payments are based and made after the annuity commencement date.

Annuity commencement date -- The date on which Lincoln Life makes the first annuity payout to the annuitant.

Annuity payout -- An amount paid at regular intervals after the annuity com-mencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit -- A measure used to calculate the amount of each annuity payout for the variable side of the contract after an annuity commencement date.

Beneficiary -- The person the participant chooses to receive any death benefit paid if the participant dies before the annuity commencement date.

Contractowner -- The party named on the group annuity contract (for example, an employer, a retirement plan trust, an association, or other entity allowed by law).

Contributions -- Amounts paid into the contract.

Death benefit -- An amount payable to a designated beneficiary if a partici-pant dies before his or her annuity commencement date.

Lincoln Life (we, us our) --  Lincoln National Life Insurance Company.

Participant -- An employee or other person affiliated with the contractowner on whose behalf we maintain an account under the contract.

Participation year -- A period beginning with one participation anniversary and ending the day before the next participation anniversary, except for the first participation year which begins with the participation date.

Plan -- The retirement program that an employer offers to its employees for which a contract is used to accumulate funds.

Subaccount -- The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the con-tracts. There is a separate subaccount which corresponds to each fund.

Valuation date -- Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valua-tion date) and ending at the close of such trading on the next valuation date.

Expense tables

Summary of Contract expenses:

  The maximum surrender charge (contingent deferred sales charge)
  (as a percentage of the gross withdrawal amount):  5%

  Annual administration charge (per participant): $25

The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or with-drawal.

The annual administration charge may be paid by an employer on behalf of par-ticipants. It is not charged during the annuity period.

We may reduce or waive these charges in certain situations. See Charges and other deductions.

--------------------------------------------------------------------------------
Account L annual expenses for Variable Annuity I subaccounts:
(as a percentage of average account value):


Mortality and expense risk charge*                                 1.00%
                                                                   -----
Total annual charge for each Variable Annuity I subaccount         1.00%

*Before January 1, 1998, the mortality and expense risk charge was 1.20%.

Annual expenses of the funds for the year ended December 31, 1998:
(as a percentage of each fund's average net assets):

                                 Management     12b-1     Other        Total
                                 fees       +   fees  +   expenses =   expenses
-------------------------------------------------------------------------------
 1. American Century - VP
 Balanced
-------------------------------------------------------------------------------
 2. American Century - VP
 Capital Appreciation
-------------------------------------------------------------------------------
 3. Baron Capital Funds Trust:
  Baron Capital Asset Funds
-------------------------------------------------------------------------------
 4. Calvert Social Balanced
  Portfolio
-------------------------------------------------------------------------------
 5. Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
 6. Dreyfus VIF: Small Cap
 Portfolio
-------------------------------------------------------------------------------
 7. Fidelity VIP - Growth
 Portfolio
-------------------------------------------------------------------------------
 8. Fidelity VIP - Equity
 Income Portfolio
-------------------------------------------------------------------------------
 9. Fidelity VIP II - Asset
 Manager
-------------------------------------------------------------------------------
10. Janus Aspen - WW Growth
-------------------------------------------------------------------------------
11. Lincoln Nat'l Aggressive
 Growth
-------------------------------------------------------------------------------
12. Lincoln Nat'l Social
 Awareness
-------------------------------------------------------------------------------
13. Neuberger Berman Adv. Mgmt.
 Trust
-------------------------------------------------------------------------------
14. T. Rowe Price Int'l Series
-------------------------------------------------------------------------------

Examples
(expenses of the subaccounts and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------
 1. American Century - VP Balanced
-------------------------------------------------------------------------------
 2. American Century - VP Capital Appreciation
-------------------------------------------------------------------------------
 3. Baron Capital Funds Trust: Baron Capital
  Asset Funds
-------------------------------------------------------------------------------
 4. Calvert Social Balanced Portfolio
-------------------------------------------------------------------------------
 5. Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
 6. Dreyfus VIF: Small Cap Portfolio
-------------------------------------------------------------------------------
 7. Fidelity VIP - Growth Portfolio
-------------------------------------------------------------------------------
 8. Fidelity VIP - Equity Income Portfolio
-------------------------------------------------------------------------------
 9. Fidelity VIP II - Asset Manager
-------------------------------------------------------------------------------
10. Janus Aspen - WW Growth
-------------------------------------------------------------------------------
11. Lincoln Nat'l Aggressive Growth
-------------------------------------------------------------------------------
12. Lincoln Nat'l Social Awareness
-------------------------------------------------------------------------------
13. Neuberger Berman Adv. Mgmt. Trust
-------------------------------------------------------------------------------
14. T. Rowe Price Int'l Series
-------------------------------------------------------------------------------

If you do not surrender your contract, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                1 year 3 years 5 years 10 years
-------------------------------------------------------------------------------
 1. American Century - VP Balanced
-------------------------------------------------------------------------------
 2. American Century - VP Capital Appreciation
-------------------------------------------------------------------------------
 3. Baron Capital Funds Trust: Baron Capital
  Asset Funds
-------------------------------------------------------------------------------
 4. Calvert Social Balanced Portfolio
-------------------------------------------------------------------------------
 5. Dreyfus Stock Index Fund
-------------------------------------------------------------------------------
 6. Dreyfus VIF: Small Cap Portfolio
-------------------------------------------------------------------------------
 7. Fidelity VIP - Growth Portfolio
-------------------------------------------------------------------------------
 8. Fidelity VIP -  Equity Income Portfolio
-------------------------------------------------------------------------------
 9. Fidelity VIP II - Asset Manager
-------------------------------------------------------------------------------
10. Janus Aspen - WW Growth
-------------------------------------------------------------------------------
11. Lincoln Nat'l Aggressive Growth
-------------------------------------------------------------------------------
12. Lincoln Nat'l Social Awareness Fund
-------------------------------------------------------------------------------
13. Neuberger Berman Adv. Mgmt. Trust
-------------------------------------------------------------------------------
14. T. Rowe Price Int'l Series
-------------------------------------------------------------------------------

We provide these examples, which are unaudited, to show the direct and indirect costs and expenses of the contract.

For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. These examples should not be considered a repre-sentation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract is this? It is a group variable annuity contract between the contractowner and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the con-tract. See The contracts.

What is the variable annuity account (VAA)? It is a separate account we estab-lished under Indiana insurance law, and registered with the SEC as a unit in-vestment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See The variable annuity account.

What are the contract's investment choices? Based on instructions, the VAA ap-plies contributions to buy fund shares in one or more of the investment funds of the subaccounts: American Century Variable Portfolios, Inc.: VP Balanced; American Century Variable Portfolios, Inc.: VP Capital Appreciation; Baron Capital Funds Trust: Baron Capital Asset Funds; Calvert Social Balanced Port-folio; Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund: Small Cap Portfolio; Fidelity Variable Insurance Products Fund: Growth Portfolio; Fidel-ity Variable Insurance Products Fund: Equity-Income Portfolio; Fidelity Vari-able Insurance Products Fund II: Asset Manager Portfolio; The Janus Aspen Se-ries: Worldwide Growth Portfolio; Lincoln National Aggressive Growth Fund, Inc.; Lincoln National Social Awareness Fund, Inc.; The Neuberger Berman Ad-visers Management Trust: Partners Portfolio; and T. Rowe Price International Series, Inc. In turn, each fund holds a portfolio of securities consistent
with its investment policy. On or about       , 1999 we anticipate (i) closing
the Growth II Account and replacing the VP Capital Appreciation with the Lin-coln National Aggressive Growth Fund and (ii) closing the Socially Responsible Account and replacing the Calvert Social Balanced Portfolio with the Lincoln National Social Awareness Fund. See The variable annuity account and The funds for a description of the subaccounts.

Who invests contributions? American Century Investment Management, Inc. is the investment advisor of American Century VP Balanced and VP Capital Apprecia-tion; BAMCO, Inc. is advisor to the Baron fund. The investment advisor for the Calvert Social Balanced Portfolio is the Calvert Asset Management Company, Inc., Bethesda, MD; The investment advisor of the Dreyfus funds is The Dreyfus Corporation, New York, NY. The investment advisor of the Fidelity funds is Fi-delity Management & Research Company, Boston, MA. Janus Capital Corporation is the advisor to the Janus fund. Lincoln Investments, Inc. is the investment ad-visor of the Lincoln funds; Lynch & Mayer, Inc. is sub-advisor to the Lincoln National Aggressive Growth Fund and Vantage Investment Advisors is sub-advisor to the Lincoln National Social Awareness Fund. Rowe Price-Fleming Internation-al, Inc. is investment advisor of the T. Rowe Price International Series. See The funds.

How does the contract work? If we approve the application, we will send the contractowner a contract. When participants make contributions, they buy accu-mulation units. If the participant decides to purchase retirement income pay-ments, we convert accumulation units to annuity units. Retirement income pay-ments will be based on the number of annuity units received and the value of each annuity unit on payout days. See The contracts.

What are the charges under the contract? If participants withdraw account val-ue, a surrender charge applies of from 0% to 5%, depending upon how many par-ticipation years the participant has been in the contract. We may reduce or waive surrender charges in certain situations. See Surrender charges.

We charge an annual administration charge of $25 per participant account.

We will deduct any applicable premium tax from contributions or account value at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.00% to the daily net asset value of the VAA. See Charges and other deductions.

We may charge additional fees to set up a participant loan or establish a sys-tematic withdrawal option.

We may waive these charges in certain situations.

The funds' investment management fees, 12b-1 fees, expenses and expense limi-tations, if applicable, are more fully described in the Prospectuses for the funds.

What contributions are necessary, and how often? Contributions by or on behalf of participants may be in any amount unless the contractowner or the plan has a minimum amount. See The Contracts -- contributions.

How will annuity payouts be calculated? If a participant decides to annuitize, they select an annuity option and start receiving retirement income payments from the contract as a fixed option or variable option or a combination of both. See Annuity payout options. Remember that participants in the VAA bene-fit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if a participant dies before he or she annuitizes? The benefi-ciary has options as to how any death benefit is paid. See Death benefits and annuity period.

May participants transfer account value between sub-accounts, and between the VAA and the fixed account? Before the annuity commencement date, yes, subject to the terms of the contract and the plan. See The fixed account and The con-
tracts -- Transfers be     -
tween subaccounts on or before the annuity commencement date.

May a participant withdraw account value? Yes, during the accumulation period, subject to contract requirements and to the restrictions of any plan. See Sur-renders and withdrawals. The contractowner must also approve participant with-drawals under Section 401(a) plans, plans subject to Title I of ERISA, and Sec-tion 457 plans. Certain charges may apply. See Charges and other deductions. A portion of withdrawal proceeds may be taxable. In addition, a 10% Internal Rev-enue Service (IRS) tax penalty may apply to distributions before age 59 1/2. A withdrawal also may be subject to 20% withholding. See Federal tax status.

Do participants get a free look at their certificates? A participant under a
Section 403(b) or 408 plan and certain non-qualified plans can cancel the ac-tive life certificate within ten days (in some states longer) of the date the participant receives the certificate. The participant needs to give notice to our servicing office. We will refund the participant's contributions less with-drawals, or for the variable side of the contract if greater, the participant's account balance on the day we receive the written notice. See Return privilege.

Condensed financial
information for the
variable investment division

The financial data included below should be read along with the financial statements and the related data included in the Statement of Additional Infor-mation.

Accumulation unit values
(For an accumulation unit outstanding throughout the period)

[Insert updated AUV table]




Investment results

At times, the VAA may compare its investment results to various unmanaged in-dices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

Financial Statements

The financial statements for the VAA and Lincoln Life are located in the SAI. For a free copy of the SAI, complete and mail the enclosed card, or call 1-800-341-0441.

Lincoln National Life Insurance Co.

Lincoln Life was founded in 1905 and is organized under Indiana law. We are one of the largest stock life insurance companies in the United States. We are owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

Fixed side of the contract (the Fixed Account)

Contributions allocated to the fixed account become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indi-ana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment com-pany under the 1940 Act. Accordingly, neither the general account nor any in-terests in it are subject to regulation under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed side of the contract. These disclosures, how-ever, may be subject to certain provisions of the federal securities laws re-lating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract in-volving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract can be found in the contract.

Contributions allocated to the fixed account are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 3.0%. A contribution allocated to the fixed side of the contract is credited with in-terest beginning on the next calendar day following the date of receipt if all participant data is complete. Lincoln Life may vary the way in which it cred-its interest to the fixed side of the contract from time to time.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE IN LINCOLN LIFE'S SOLE DISCRETION. PARTICIPANTS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.

If a participant's plan permits loans, then during the participant's accumula-tion period, the participant may apply for a loan by completing a loan appli-cation that we provide. The participant's account balance in the Fixed account secures the loan. Loans are subject to restrictions imposed by the IRC, Title I of the Employee Retirement Income Security Act of 1974 (ERISA), and the par-ticipant's plan. For plans subject to Title I of ERISA, the initial amount of a participant loan cannot exceed the greater of 50% of the participant's vested account balance in the fixed account or $50,000 and must be at least $1,000. For plans not subject to Title I of ERISA, a participant may borrow up to $10,000 of his or her vested account balance. A participant may have only one loan outstanding at a time and may not take more than one loan in any six-month period. Amounts serving as collateral for the loan are not subject to the minimum interest rate under the contract and will accrue interest at a rate below the loan interest rate provided in the contract. Under certain con-tracts, a fee of up to $50 may be charged for a loan. More information about loans, loan interest rates, and fees and charges, is in the contract, the ac-tive life certificates, the annuity loan agreement and is available from us.

Variable annuity account (VAA)

On April 29, 1996, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the 1940 Act. The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of separate account under the federal securi-ties laws. We do not guarantee the investment performance of the VAA. Any in-vestment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity con-tracts supported by the VAA invest in the same funds as the contracts de-scribed in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

Investments of the variable annuity account

You decide which of the subaccounts available under the contract will be available for participant allocations. There is a separate subaccount which corresponds to each fund. Participant allocations may be changed without pen-alty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value on our request. We reserve the right to add, delete, or substitute funds.

Each fund, described below, is an investment vehicle for insurance company separate accounts. Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the fund's advisor. The investment results of the funds, however, may be higher or lower than the results of other portfolios that are managed by the advisor. There can be no assurance, and no representation is made, that the investment re-sults of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor.

Following are brief summaries of the investment objectives and policies of the funds, and a description of their managers. Each fund is subject to certain investment policies and restrictions which may not be changed without a major-ity vote of shareholders of that fund. More detailed information can be ob-tained from the current Prospectus for the funds. There is not assurance that any of the funds will achieve its stated objective.

1. American Century Variable Portfolios, Inc.--American Century VP Balanced seeks capital growth and current income. Its investment team intends to maintain approximately 60% of the portfolio's assets in common stocks that are considered by its manager to have better than average prospects for ap-preciation and the balance in bonds and other fixed income securities. American Century Invest-
  ment Management, Inc. is the investment manager of this portfolio.

2. American Century Variable Portfolios, Inc--American Century VP Capital Ap-preciation seeks capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for ap-preciation.

3. Baron Capital Funds Trust, Insurance Shares--Baron Capital Asset Fund seeks capital appreciation through investments in securities of small sized compa-nies with market capitalizations of $1 billion to $2 billion, with underval-ued assets or favorable growth prospects. BAMCO, Inc. serves as the Fund's investment advisor.

4. Calvert Variable Series--The Calvert Social Balanced Portfolio seeks total return above the rate of inflation through an actively managed, non-diversi-fied portfolio of common and preferred stocks, bonds and money market in-struments which offer income and growth opportunity and which satisfy the social concern criteria established for the portfolio. Shares of the portfo-lio are offered only to insurance companies for allocation to certain of their variable accounts.

5. Dreyfus Stock Index Fund is a non-diversified index fund that seeks to pro-vide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither spon-sored by nor affiliated with Standard & Poor's Corporation. The Dreyfus Cor-poration acts as the Fund manager and Mellon Equity Associates, an affiliate of Dreyfus located at 500 Grant Street, Pittsburgh, Pennsylvania 15258, is the Fund index manager.

6. Dreyfus Variable Investment Fund--Small Cap Portfolio seeks to maximize cap-ital appreciation. The Small Cap Portfolio seeks out companies that have the potential for significant growth. Under normal market conditions, the Port-folio will invest at least 65% of its total assets in domestic and foreign companies with market capitalization of less than $1.5 billion, at the time of purchase. The manager seeks companies believed to be characterized by new or innovative products or services which should enhance prospects for growth in future earnings. The Portfolio may also invest in special situations such as corporate restructurings, mergers or acquisitions. The Dreyfus Corpora-tion serves as the Funds investment advisor

7. Fidelity VIP--Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks. Fidelity Management & Research Company ("FMR") is the manager of this port-folio.

8. Fidelity VIP--Equity-Income Portfolio seeks reasonable income by investing at least 65% of its total assets in income-producing, securities. The Port-folio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. FMR is the investment man-ager of this portfolio.

9. Fidelity Variable Insurance Products Fund II (VIP II)--Asset Manager Portfo-lio seeks high total return with reduced risk over the long term by allocat-ing its assets among domestic and foreign stocks, bonds and short-term money market instruments. FMR is the investment manager of this portfolio.

10. The Janus Aspen Series--Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by in-vesting primarily in common stocks of foreign and domestic issuers. The Fund has flexibility to invest on a worldwide basis in companies and other organizations of any size, regardless of country of organization or place of principal business activity. The Fund normally invests in issuers from at least five different countries, including the United States, but may at times invest in fewer than five countries or even a single country. Janus Capital Corporation serves as the Fund's investment advisor.

11. The Lincoln National Aggressive Growth Fund, Inc. seeks to maximize capital appreciation by investing in a diversified portfolio of equity securities of small and medium-sized companies which have a dominant position within their respective industries, are undervalued or have a potential for growth in earnings. the fund invests in companies with market capitalizations of between $250 million and $5 billion at the time of purchase. Lincoln In-vestment is the fund's investment advisor, and Lynch & Mayer, Inc. is the fund's investment sub-advisor.

12. The Lincoln National Social Awareness Fund, Inc. seeks long-term capital appreciation by investing primarily in a portfolio of common stock and se-curities convertible into common stock, which adhere to certain specific social criteria. Lincoln Investment Management, Inc. (Lincoln Investment) is the fund's investment advisor and Vantage Investment Advisors is the fund's investment sub-advisor.

13. The Neuberger Berman Advisers Management Trust--Partners Portfolio seeks capital growth by investing in common stocks and other equity securities of medium to large capitalization established companies. Neuberger Berman Man-agement Incorporated serves as the Fund's investment advisor. Neuberger Berman, LLC serves as the Fund's investment sub-advisor.

14. T. Rowe Price International Series, Inc.--International Stock Portfolio seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. Rowe

  Price-Fleming International, Inc. is the investment manager of this portfo-lio.

Fidelity VIP--Money Market Portfolio seeks to obtain as high a level of cur-rent income as is consistent with preserving capital and providing liquidity. For more information about the Portfolio, into which initial contributions are invested pending Lincoln Life's receipt of a complete order. See The con-tracts.

On or about          , 1999 we anticipate (i) closing the Growth II Account
and replacing the VP Capital Appreciation with the Lincoln National Aggressive Growth Fund and (ii) closing the Socially Responsible Account and replacing the Calvert Social Balanced Portfolio with the Lincoln National Social Aware-ness Fund.

Some advisors (or their affiliate) may pay compensation to Lincoln Life (or an affiliate) for administration, distribution, or other expenses. Currently, these advisors include American Century, BAMCO, FRM, Janus, and Neuberger & Berman. The amount of compensation is usually based on assets of the Portfolio from contracts that we issue or administer, and some advisors may pay us more than others.

Sale of shares by the funds

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If a participant wants to transfer all or part of his or her account balance from one subaccount to another, we redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life and may be sold to other insurance companies for investment of assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells shares both to variable annuity and to variable life insur-ance separate accounts, it is engaging in mixed funding. When a fund sells shares to separate accounts of unaffiliated life insurance companies, it is engaging in shared funding.

The funds may engage in mixed and shared funding. Due to differences in re-demption rates or tax treatment, or other considerations, the interests of various contract owners participating in a fund could conflict. The funds' Di-rectors or Trustees will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the funds.

Reinvestment of dividends and capital gain distributions

All dividend and capital gain distributions of the funds are automatically re-invested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as addi-tional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments

We reserve the right, within the law, to make additions, deletions and substi-tutions for the funds in which the VAA participates. (We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the con-tract.) We cannot substitute shares without approval by the SEC. We will also notify contractowners and participants.

Charges and other deductions

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We will incur cer-tain costs and expenses for distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our ad-ministrative services include: processing applications and enrollment forms and issuing the contracts and active life certificates, processing purchases and redemptions of fund shares as required, maintaining records, administering payout annuity options, furnishing accounting and valuation services (includ-ing the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under the contract will live longer than we assumed when we calculated our guaranteed rates (these rates cannot be changed); the risk that death ben-efits paid will exceed actual participant account balances (less outstanding loans); the risk that more participants that expected will qualify for waiver of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge (contingent deferred sales charge) collected may not fully cover all of the sales and distribution expenses actually in-curred by us.

Deductions from the VAA for Variable Annuity I

We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.00% (1.20% before January 1, 1998) of the daily net asset value. The charge is a mortality and expense risk charge. It is assessed during the accu-mulation period and during the annuity period, even though during the annuity period, we bear no mortality risk on annuity options that do not have life contingencies.

Annual administration charge

During the accumulation period, we currently deduct $25 (or the balance of the participant's account, if less) per year from each participant's account bal-ance on the last business day of the month in which a participant anniversary occurs. We also deduct the charge from a participant's account balance if the participant's account is totally withdrawn. The charge may be increased or de-creased.

Surrender charge

A surrender charge applies (except as described below) to total or partial withdrawals of a participant's account balance during the accumulation period and prior to the 11th participation year, as follows:

During Participation Year                                     Surrender Charge
-------------------------                                     ----------------
      1-6                                                           5%
      7                                                             4%
      8                                                             3%
      9                                                             2%
      10                                                            1%
      11 and later                                                  0%

The surrender charge is imposed on the gross withdrawal amount, and is de-ducted from the subaccounts and the fixed account in proportion to the amount withdrawn from each. We do not impose a surrender charge on death benefits, or on account balances converted to a payout annuity option. For any participant, the surrender charge will never exceed 8.5% of the cumulative contributions to the participant's account.

We will not impose a surrender charge on a withdrawal if we receive with the withdrawal request reasonable proof that (i) the participant has attained age 59 1/2; (ii) the participant has died; (iii) the participant has incurred a disability as defined under the contract; or (iv) the participant has termi-nated employment with the employer. At the contractowner's option, the con-tract may waive the surrender charge if the participant is experiencing finan-cial hardship, or is age 55 or older and has terminated employment. A contractowner may also elect a contract provision that permits participants to make a withdrawal once each contract year of up to 20% of the participant's account balance without a surrender charge. If the contractowner makes these elections, then we may adjust the interest crediting rate under the fixed ac-count of that contract.

We impose the surrender charge to compensate us for the loss we experience on our distribution costs when a participant withdraws account value before dis-tribution costs have been recovered. We may also recover distribution costs from other contract charges, including the mortality and expense risk charge.

Deductions for premium taxes

Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from account value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes gen-erally depend upon the law of the [participant's state of residence]. The tax ranges from 0.5% to 4.0%.

Other charges and deductions

There are deductions from and expenses paid out of the assets of the under-lying funds that are more fully described in the Prospectuses for the funds.

We may impose a $50 fee to establish a participant loan from the fixed ac-count, and loans are subject to loan interest charges. In addition, we may im-pose a $30 fee to set up a systematic withdrawal option for a participant.

Additional information

The annual administration charge and surrender charge described previously may be reduced or eliminated under a particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administra-tive services than those originally contemplated in establishing the levels of those charges. Lower distribution and/or administrative expenses may be the result of economies associated with (i) the size of a particular group; (ii) an existing relationship with the contractowner or employer; (iii) the use of mass enrollment procedures; (iv) the performance of administrative or sales functions by the employer; or (v) the use by an employer of automated tech-niques in submitting contributions or information relating to contributions on behalf of its employees. In addition, an employer may pay the annual adminis-tration charge on behalf of participants under a contract, or by election im-pose this charge only on participants with account balances in the VAA.

The Contracts

Purchase of the Contracts

We designed the contracts for employers and other entities to enable partici-pants and employers to accumulate funds for retirement programs meeting the requirements of the following Sections of the Internal Revenue Code of 1986, as amended (tax code): 401(a), 403(b), 408, 457 and other related sections, as well as for programs offering non-qualified annuities. An employer, associa-tion or trustee in some circumstances may apply for a contract by completing an application and returning it to us. If we accept the application, the contractowner or an affiliated employer can forward contributions on behalf of employees who then become participants under the contracts. For plans that have allocated rights to the participant, we will issue to each participant a separate active life certificate that describes the basic provisions of the contract to each par-ticipant.

Contributions

Contractowners generally forward contributions to us for investment. Depending on the plan, the contributions may consist of salary reduction contributions, employer contributions or post-tax contributions.

Contributions may accumulate on either a guaranteed or variable basis selected from those subaccounts available by the contractowner.

Contributions by participants may be in any amount unless there is a minimum amount set by the contractowner or plan. A contract may require the contractowner to contribute a minimum annual amount on behalf of all partici-pants. Annual contributions under qualified plans may be subject to maximum limits imposed by the tax code. Annual contributions under non-qualified plans may be limited by the terms of the contract. In the Statement of Additional Information see "Tax Law Considerations" for a discussion of these limits.

Subject to any restrictions imposed by the plan or the tax code, we will ac-cept transfers from other contracts and qualified rollover contributions.

Section 830.205 of the Texas Education Code provides that employer or state contributions (other than salary reduction contributions) on behalf of partic-ipants in the Texas Optional Retirement Program ("ORP") vest after one year of participation in the program. We will return employer contributions to the contractowner for those employees who terminate employment in all Texas insti-tutions of higher education before becoming vested. During this first partici-pation year in the ORP, ORP Participants may only direct employer and state contributions to the fixed account.

Contributions must be in U.S. funds, and all withdrawals and distributions un-der the contract will be in U.S. funds. If a bank or other financial institu-tion does not honor the check or other payment method used for a contribution, we will treat the contribution as invalid. All allocation and subsequent transfers resulting from the invalid contributions will be reversed and the party responsible for the invalid contribution must reimburse us for any losses or expenses resulting from the invalid contribution.

Initial contributions

When we receive a completed enrollment form and all other information neces-sary for processing a contribution, we will price the initial contribution for a participant to his or her account no later than two business days after we receive the contribution. While attempting to finish an incomplete set of en-rollment information, we may hold the initial contribution for no more than five business days. If the incomplete information cannot be completed within those five days, the contractowner or participant will be informed of the rea-sons, and we will return the contribution less any withdrawals (unless the contractowner or the participant specifically authorizes us to keep it until the enrollment information is complete).

If the contract includes language regarding the Pending Allocation Account, then these rules apply to initial contributions instead: Where state approval has been obtained, if we receive contributions without a properly complete en-rollment form, we will notify the contractowner and deposit the contributions to the pending allocation account, unless the contributions have been allo-cated to another subaccount or the fixed account under the plan. Within two business days of receipt of a properly completed enrollment form, we will transfer the participant's account balance in the pending allocation account in accordance with the allocation percentages elected on the enrollment form. We will allocate all future contributions in accordance with these percentages until the participant notifies us of a change. If we do not receive a properly completed enrollment form after we send three monthly notices, then we will refund the participant's account balance in the pending allocation account within 105 days of the date of the initial contribution. The pending alloca-tion account invests in Fidelity VIP--Money Market Portfolio, which is not available as an investment option under the contract. We do not impose the mortality and expense risk charges or the annual administration charge on the pending allocation account. We begin imposing these charges when we receive a properly completed enrollment form. The participant's participation date will be the date we deposited the participant's contribution into the pending allo-cation account.

Valuation date

Accumulation units and annuity units will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of contributions

The contractowner forwards contributions to us, specifying the amount being contributed on behalf of each participant and allocation information in accor-dance with our procedures. Contributions are placed into the VAA's subaccounts, each of which invests in shares of a fund, and/or the fixed account, according to written participant instructions and subject to the plan. The contribution allocation percentage to the subaccounts or the fixed account can be in any whole percent. A participant may allocate contributions to a maximum of ten subaccounts and the fixed account.

Upon allocation to the appropriate subaccount, contributions are converted to accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumula-tion unit for that subaccount on the valuation date on which the contribution is received by us if received before 4:00 p.m., New York time. If the contri-bution is received at or after 4:00 p.m., New York time, we will use the accu-mulation unit value computed on the next valuation date. The number of accumu-lation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumula-tion unit will vary depending not only upon how well the underlying fund's in-vestments perform, but also upon the expenses of the VAA and the underlying funds.

Subject to the terms of the plan, a participant may change the allocation of contributions by notifying us in writing or by telephone in accordance with our published procedures. The change is effective for all contributions re-ceived concurrently with the allocation change form and for all future contri-butions, unless the participant specifies a later date. Changes in the alloca-tion of future contributions have no effect on amounts a participant may have already contributed. Such amounts, however, may be transferred between subaccounts and the fixed account pursuant to the requirements described in "Transfers on or before the annuity commencement date." Allocations of em-ployer contributions may be restricted by the applicable plan.

Valuation of accumulation units

Contributions allocated to the VAA are converted into accumulation units. This is done by dividing each contribution by the value of an accumulation unit for the valuation period during which the contribution is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the be-ginning of the valuation period by the net asset value per share of the fund at end of the valuation period, and adding any dividend or other dis-tribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3) The result of (2) is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the mortality and expense risk charge multiplied by the number of calendar days in the valuation period.

Transfers on or before the annuity commencement date

Subject to the terms of a plan, a participant may transfer all or a portion of the participant's account balance from one subaccount to another, and between the VAA and the fixed account.

A transfer from a subaccount involves the surrender of accumulation units in that subaccount, and a transfer to a subaccount involves the purchase of accu-mulation units in the that subaccount. Subaccount transfers will be done using accumulation unit values determined at the end of the valuation date on which we receive the transfer request. There is no charge for a transfer. We do not require any minimum transfer amount, and do not limit the number of transfers.

A transfer may be made by writing to us or, if a Telephone Exchange Authoriza-tion form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the participant a Per-sonal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the participant on the next valuation date. If the participant or contractowner determines that a transfer was made in error, the contractowner or participant must notify us within 30 days of the confirmation date. Telephone transfers will be processed on the valuation date that they are received when they are received by us before 4:00 p.m. New York time.

When thinking about a transfer of account value, the participant should con-sider the inherent risk involved. Frequent transfers based on short-term ex-pectations may increase the risk that a transfer will be made at an in-opportune time.

Transfers after the annuity commencement date

We do not permit transfers of a participant's account balance after the annu-ity commencement date.

Death benefit before the annuity commencement date

The payment of death benefits is governed by the applicable plan and the tax code. The participant may designate a beneficiary during the participant's lifetime and change the beneficiary by filing a written request with us. Each change of beneficiary revokes any previous designation.

If the participant dies before the annuity commencement date, the death bene-fit paid to the participant's designated beneficiary will be the greater of:
(1) the net contributions; or (2) the participant's account balance less any outstanding loan (including principal and due and accrued interest), provided that, if we are not notified of the participant's death within six months of such death, we pay the beneficiary the amount in (2).

We determine the value of the death benefit as of the date on which the death claim is approved for payment. This payment will occur when we receive (1) proof, satisfactory to us, of the death of the participant; (2) written autho-rization for payment; and (3) all required claim forms, fully completed.

If a death benefit is payable, the beneficiary may elect to receive payment of the death benefit either in the form of a lump sum settlement or a payout an-nuity, or as a combination of these two.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previ-ously, subject to the laws and regulations governing payment of death bene-fits. If no election is made within 60 days after we receive satisfactory no-tice of the participant's death, we will pay a lump sum settlement to the ben-eficiary at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with applicable laws and regulations gov-erning payment of death benefits.

Under qualified contracts, if the beneficiary is someone other than the spouse of the deceased participant, the tax code provides that the beneficiary may not elect an annuity which would commence later than December 31st of the cal-endar year following the calendar year of the participant's death. If a non-spousal beneficiary elects to receive payment in a single lump sum, the tax code provides that such payment must be received no later than December 31st of the fourth calendar year following the calendar year of the participant's death.

If the beneficiary is the surviving spouse of the deceased participant, dis-tributions generally are not required under the Code to begin earlier than De-cember 31st of the calendar year in which the participant would have attained age 70 1/2. If the surviving spouse dies before the date distributions com-mence, then, for purposes of determining the date distributions to the benefi-ciary must commence, the date of death of the surviving spouse is substituted for the date of death of the participant.

Other rules apply to non-qualified annuities. See Federal tax status.

If there is no living named beneficiary on file with us at the time of a par-ticipant's death and unless the plan directs otherwise, we will pay the death benefit to the participant's estate in the form of a lump sum payment, upon receipt of satisfactory proof of the participant's death, but only if we re-ceive proof of death no later than the end of the fourth calendar year follow-ing the year of the participant's death. The value of the death benefit will be determined as of the end of the valuation period during which we receive due proof of death, and the lump sum death benefit generally will be paid within seven days of that date.

Withdrawals

Before the annuity commencement date and subject to the terms of the plan, withdrawals may be made from the subaccounts or the fixed account of all or part of the participant's account balance remaining after deductions for any applicable (1) surrender charge; (2) annual administration charge (imposed on total withdrawals), (3) premium taxes, and (4) outstanding loan including loan security. Annuity conversion amounts are not considered withdrawals.

The account balance available for withdrawal is determined at the end of the valuation period during which we receive the written withdrawal request. Un-less a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total participant ac-count balance. Unless prohibited, withdrawal payments will be mailed within seven days after we receive a valid written request. The payment may be post-poned as permitted by the 1940 Act.

There are charges associated with withdrawals of account value. See charges and other deductions.

The tax consequences of a withdrawal are discussed later in this booklet. See Federal tax status.

Total Withdrawals. Only participants with no outstanding loans can make a to-tal withdrawal. A total withdrawal of a participant's account will occur when
(a) the participant or contractowner requests the liquidation of the partici-pant's entire account balance, or (b) the amount requested plus any surrender charge results in a remaining participant account balance of an amount less than or equal to the annual administration charge, in which case we treat the request as a request for liquidation of the participant's entire account balance.

Any active life certificate must be surrendered to us when a total withdrawal occurs. If the contractowner resumes contributions on behalf of a participant after a total withdrawal, the participant will receive a new participation date and active life certificate.

Partial Withdrawals. A partial withdrawal of a participant's account balance will occur when less than a total withdrawal is made from a participant's ac-count.

Systematic Withdrawal Option. Participants who are at least age 59 1/2, are separated from service from their employer, or are disabled, and certain spousal beneficiaries and alternate payees who are former spouses, may be eligible for a Systematic Withdrawal Option (SWO) under the contract. Pay-ments are made only from the fixed account. Under the SWO a participant may elect to withdraw either a monthly amount which is an approximation of the in-terest earned between each payment period based upon the interest rate in ef-fect at the beginning of each respective payment period, or a flat dollar amount withdrawn on a periodic basis. A participant must have a vested pre-tax account balance of at least $10,000 in the fixed account in order to select the SWO. A participant may transfer amounts from the VAA to the fixed account in order to support SWO payments. These transfers, however, are subject to the transfer restrictions imposed by any applicable plan. A one-time fee of up to $30 may be charged to set up the SWO. This charge is waived for total vested pre-tax account balances of $25,000 or more. More information about SWO, in-cluding applicable fees and charges, is available in the contracts and active life certificates and from us.

Maximum conservation option. Under certain contracts participants who are at least age 70 1/2 may ask us to calculate and pay to them the minimum annual distribution required by Sections 401(a)(9), 403(b)(10), 408 or 457(d) of the tax code. The participant must complete the forms we require to elect this op-tion. We will base our calculation solely on the participant's account value with us. Participants who select this option are responsible for determining the minimum distributions amount applicable to their non-Lincoln Life con-tracts.

Withdrawal restrictions. Withdrawals under Section 403(b) contracts are subject to the limitations under Section 403(b)(11) of the tax code and regulations thereof and in any applicable plan document. That section provides that with-drawals of salary reduction contributions deposited and earnings credited on any salary reduction contributions after December 31, 1988 can only be made if the participant has (1) died; (2) become disabled; (3) attained age 59 1/2; (4) separated from service; or (5) incurred a hardship. If amounts accumulated in a
Section 403(b)(7) custodial account are deposited in a contract, these amounts will be subject to the same withdrawal restrictions as are applicable to post-1988 salary reduction contributions under the contracts. For more information on these provisions see Federal tax status.

Withdrawal requests for a participant under Section 401(a) plans, Section 457(b) plans and plans subject to Title I of ERISA must be authorized by the contractowner on behalf of a participant. All withdrawal requests will require the contractowner's written authorization and written documentation specifying the portion of the participants account balance which is available for distri-bution to the participant. Withdrawal requests for Section 457(f) plans must be requested by the contractowner.

As required by Section 830.105 of the Texas Education Code, withdrawal requests by participants in the Texas Optional Retirement Program (ORP) are only permit-ted in the event of (1) death; (2) retirement; (3) termination of employment in all Texas institutions of higher education; or (4) attainment of age 70 1/2. A participant in an ORP contract is required to obtain a certificate of termina-tion from the participant's employer before a withdrawal request can be grant-ed.

For withdrawal requests (other than transfers to other investment vehicles) by participants under plans not subject to Title I of ERISA and non-401(a) Plans and non-457 Plans, the participant must certify to us that one of the permitted distribution events listed in the tax code has occurred (and provide supporting information, if requested) and that we may rely on this representation in granting the withdrawal request. See Federal tax status. A participant should consult his or her tax adviser as well as review the provisions of their plan before requesting a withdrawal.

A plan and applicable law may contain additional withdrawal or transfer re-strictions.

Withdrawals may have Federal tax consequences. In addition, early withdrawals, as defined under Section 72(q) and 72(t) of the tax code, may be subject to a ten percent excise tax.

Amendment of the contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. The contractowner will be notified in writing of any changes, modifications or waivers.

Commissions
The commissions paid to dealers are a maximum of 3.5% of contributions under a contract. These commissions are not deducted from contributions or account val-ue; they are paid by us.

Ownership
Contractowners have all rights under the contract except those allocated to participants. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners, participants, and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts and active life certificates may not be assigned or transferred except as permitted by ERISA and on written notification to us. In addition, a participant, beneficiary, or annuitant may not, unless permitted by law, assign or encumber any payment due under the contract.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. Questions about the contract should be directed to us at 1-800-341-0441.

Annuity payouts
As permitted by the plan, the participant, or the beneficiary of a deceased participant, may elect to convert all or part of the participant's account bal-ance or the death benefit to an annuity payout. The contract provides optional forms of payouts of annuities (annuity payout options), each of which is pay-able on a variable basis, a fixed basis or a combination of both as specified. If the contractowner does not give us instructions, we will apply the partici-pant's account value in the fixed account to a fixed annuity, and account value in the VAA to a variable annuity.

If the participant's account value or the beneficiary's death benefit is less than $2,000 or if the amount of the first payout is less than $20, we have the right to cancel the annuity and pay the participant or beneficiary the entire amount in a lump sum.

We may maintain variable payout annuities in the (Variable Payout Division) VAA, or in another separate account of Lincoln Life. We do not impose a charge when the annuity conversion amount is applied to a variable payout on a vari-able basis. The contract benefits and charges for an annuity payout option, whether maintained in the VAA or in a variable payout division, are as de-scribed in this Prospectus. The selection of funds available through a variable payout division may be different from the funds available through the VAA. If we maintain a participant's variable annuity payout in a variable payout divi-sion, we will provide a Prospectus for the variable payout division before the annuity commencement date.

Under qualified plans, any annuity selected must be payable over a period that does not extend beyond the life expectancy of the participant and the benefi-ciary. If the beneficiary is not the participant's spouse, the present value of payouts to be made to the participant must be more than 50% of the present value of the total payouts to be made to the participant and the beneficiary.

If an annuitant dies before the end of a guaranteed annuity period, the benefi-ciary, if any, or the annuitant's estate will receive any remaining payouts due under the annuity option in effect.

Annuity payout options
Note Carefully: Under the Single Life Annuity and Joint Life Annuity options it would be possible for only one annuity payout to be made if the annuitant(s) were to die before the due date of the second annuity payout; only two annuity payouts if the annuitant(s) were to die before the due date of the third annu-ity payout; and so forth.

Single Life Annuity. Payouts are made monthly during the lifetime of the annui-tant, and the annuity terminates with the last payout preceding death.

Life Annuity With Guaranteed Periods of 10, 15 or 20 Years. Payouts are made monthly during the lifetime of the annuitant with a monthly payout guaranteed to the beneficiary for the remainder of the selected number of years, if the annuitant dies before the end of the period selected. Payouts under this annu-ity option are smaller than a single life annuity without a guaranteed payout period.

Joint Life Annuity. Payouts are made monthly during the joint lifetime of the annuitant and a designated second person.

Non-Life Annuities. Annuity payouts are guaranteed monthly for the selected number of years. While there is no right to make any total or partial withdraw-als during the annuity period, an annuitant or beneficiary who has selected this annuity option as a variable annuity may request at any time during the payout period that the present value of any remaining installments be paid in one lump sum. This lump sum payout will be treated as a total withdrawal during the accumulation period and may be subject to a surrender charge. See Charges and deductions and Federal tax status.

Additional information
Annuity payout options are only available if consistent with the contract, the plan, the tax code, and ERISA.

The annuity commencement date is the date on which we make the first annuity payout to an annuitant. For plans subject to Section 401(a)(9)(B) of the tax code, a beneficiary must select an annuity commencement date that is not later than one year after the date of the participant's death. A participant or contractowner may select an annuity commencement date for the annuitant, which is shown in the retired life certificate. Selection of an annuity commencement date may be affected by the distribution restrictions under the tax code and the minimum distribution requirements under Section 401(a)(9) of the tax code. See Federal tax status.

You must send us written notice of the selected annuity commencement date, the annuity payout option (including whether fixed or variable), and the annuity conversion amount to be converted on behalf of a participant or beneficiary, at least 30 days before the selected annuity commencement date. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annu-ity payout option.

The annuity conversion amount is either the participant's account balance or a portion thereof, or the death benefit plus interest, as of the annuity payout calculation date. For a fixed annuity, the annuity commencement date is usually one month after the annuity payout calculation date; subsequent annuity payouts are at one-month intervals from the annuity commencement date. For a variable annuity, the annuity commencement date is ten business days after the initial annuity payout calculation date; subsequent monthly payouts have annuity payout calculation dates which are ten business days prior.

Annuity payout calculation

Fixed annuity payouts are determined by dividing the participant's annuity conversion amount in the fixed account as of the initial annuity payout calcu-lation date by the applicable annuity conversion factor in the contract, for the annuity payout option selected.

Variable annuity payouts will be determined using:

1. The participant's annuity conversion amount in the VAA as of the initial annuity payout calculation date;

2. The annuity conversion factor in the contract;

3. The annuity payout option selected; and

4. The investment performance of the funds selected.

To determine the amount of annuity payouts, we make this calculation:

1. Determine the dollar amount of the first payout; then

2. Credit the retired life certificate with a specific number of annuity units equal to the first payout divided by the annuity unit value; and

3. Calculate the value of the annuity units each period thereafter.

We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each annuity payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% as-sumed rate. There is a more complete explanation of this calculation in the SAI.


Federal Tax Matters

Introduction

The Federal income tax treatment of the contract is complex and sometimes un-certain. The Federal income tax rules may vary with your particular circum-stances. This discussion does not include all the Federal income tax rules that may affect the contractowner, participant and contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, contractowner and participant should always consult a tax adviser about the application of tax rules to their individual situation.

Taxation of nonqualified annuities

This part of the discussion describes some of the Federal income tax rules ap-plicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

Tax deferral on earnings

The Federal income tax law generally does not tax any increase in the contract value until contractowner or participant receives a contract distribution. However, for this general rule to apply, certain requirements must be satis-fied:

 . An individual must own the contract (or the tax law must treat the contact as owned by an individual).

 . The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

 . The right to choose particular investments for a contract must be limited.

 . The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by an individual

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax pur-poses. This means that the entity owning the contract pays tax currently on the excess of the contract value over the contributions for the contract. Ex-amples of contracts where the owner pays current tax on the contract's earn-ings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its em-ployees.

Investments in the VAA must be diversified

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are ade-quately diversified. If the VAA fails to comply with these diversification standards, participant could be required to pay tax currently on the excess of the contract value over the contract contributions. Although we do not control the investments of the underlying investment options, we expect that the un-derlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions

Federal income tax law limits contractowner's and participant's rights to choose particular investments for the contract. Because the I.R.S. has not is-sued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, contractowner and/or participant would be treated as the owner of the as-sets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without contractowner's or partici-pant's consent to try to prevent the tax law from considering them as the owner of the assets of the VAA.

Age at which annuity payouts begin

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's contributions and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, contractowner and/or participant would be cur-rently taxable on the excess of the contract value over the contributions of the contract.

Tax treatment of payments

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that the contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in the contract value until there is a distribution from the contract.

Taxation of withdrawals and surrenders

Contractowner and/or participant will pay tax on withdrawals to the extent their contract value exceeds contributions in the contract. This income (and all other income from the contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. Contractowner and/or participant will pay tax on a surrender to the extent the amount re-ceived exceeds contributions. In certain circumstances contributions are re-duced by amounts received from the contract that were not included in income.

Taxation of annuity payouts

The tax code imposes tax on a portion of each annuity payout (at ordinary in-come tax rates) and treats a portion as a nontaxable return of contributions in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annu-ity payouts end because of the annuitant's death and before the total amount of the contributions in the contract has been received, the amount not received generally will be deductible.

Taxation of death benefits

We may distribute amounts from the contract because of the death of a contractowner or a participant. The tax treatment of these amounts depends on whether the participant or the annuitant dies before or after the annuity com-mencement date.

 . Death prior to the annuity commencement date--

 . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

 . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

 . Death after the annuity commencement date--

 . If death benefits are received in accordance with the existing annuity pay-out option, they are excludible from income if they do not exceed the con-tributions not yet distributed from the contract. All annuity payouts in excess of the contributions not previously received are includible in in-come.

 . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of contributions not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts

The tax code may impose a 10% penalty tax on any distribution from the contract which contractowner and/or participant must include in gross income. The 10% penalty tax does not apply if one of several exceptions exists. These excep-tions include withdrawals, surrenders, or annuity payouts that:

 . participant receives on or after they reach age 59 1/2,

 . participant receives because they became disabled (as defined in the tax law),

 . a beneficiary receives on or after participant's death, or

 . participant receives as a series of substantially equal periodic payments for their life (or life expectancy).

Special rules if you own more than one annuity contract

In certain circumstances, we must combine some or all of the nonqualified annu-ity contracts a participant owns in order to determine the amount of an annuity payout, a surrender, or a withdrawal that participant must include in income. For example, if contractowner and/or participant purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) dur-ing any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a
surrender, a withdrawal or an annuity pay     -
out that a participant must include in income and the amount that might be sub-ject to the penalty tax described above.

Loans and assignments

Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignment or pledge (or agreement to as-sign or pledge) any portion of participant's contract value, as a withdrawal of such amount or portion.

Gifting a contract

If contractowner and participant transfer ownership of the contract to a person other than participant's spouse (or to participant's former spouse incident to divorce), and receive a payment less than the contract's value, participant will pay tax on their contract value to the extent it exceeds contractowner's and participant's contributions not previously received. The new owner's con-tributions in the contract would then be increased to reflect the amount in-cluded in contractowner's and/or participant's income.

Charges for a contract's death benefit

The contract may have an EGMDB, for which contractowner and/or participant pay an annual charge, computed daily. It is possible that the tax law may treat all or a portion of the EGMDB charge as a contract withdrawal.

Loss of interest deduction

After June 8, 1997 if a contract is issued to a taxpayer that is not an indi-vidual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the contract value. Entities that are considering purchasing a contract, or enti-ties that will benefit from someone else's ownership of a contract, should con-sult a tax advisor.

Qualified retirement plans

We also designed the contracts for use in connection with certain types of re-tirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "quali-fied contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than gen-eral information about use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

Types of qualified contracts and terms of contracts

Currently, we issue contracts in connection with the following types of quali-fied plans:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEPs")

 . Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt or-ganizations ("457 plans").

We may issue a contract for use with other types of qualified plans in the fu-ture.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Tax treatment of qualified contracts

The Federal income tax rules applicable to qualified plans and qualified con-tracts vary with the type of plan and contract. For example,

 . Federal tax rules limit the amount of contributions that can be made, and the tax deduction or exclusion that may be allowed for the contributions. These limits vary depending on the type of qualified plan and the plan partici-pant's specific circumstances, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the par-ticipant must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum dis-tribution rules" do not apply to a Roth IRA.

 . Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under

 Traditional and Roth IRAs. If allowed, loans are subject to a variety of limi-tations, including restrictions as to the loan amount, the loan's duration, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments

Federal income tax rules generally include distributions from a qualified con-tract in the participant's income as ordinary income. These taxable distribu-tions will include contributions that were deductible or excludible from in-come. Thus, under many qualified contracts the total amount received is in-cluded in income since a deduction or exclusion from income was taken for con-tributions. There are exceptions. For example, participant does not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a mini-mum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions

The tax code may impose a 10% penalty tax on the amount received from the qual-ified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary de-pending on the type of qualified contract purchased. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a with-drawal, surrender, or annuity payout:

 . received on or after the participant reaches age 59 1/2,

 . received on or after the participant's death or because of the participant's disability (as defined in the tax law),

 . received as a series of substantially equal periodic payments for the partic-ipant's life (or life expectancy), or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific re-quirements of the exception may vary.

Transfers and direct rollovers

In many circumstances, money may be moved between qualified contracts and qual-ified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, participant may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should al-ways be consulted before contractowner or participant move or attempt to move funds between any qualified plan or contract and another qualified plan or con-tract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, HR 10 plans, and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless participant elects to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the participant with a notice explaining these requirements and how the 20% with-holding can be avoided by electing a direct rollover.

The EGMDB and IRAs

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the EGMDB from being provided under the contracts when we issue the contracts as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the EGMDB under a contract issued as a Traditional or Roth IRA could result in in-creased taxes to participant.

Federal income tax withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the participant notifies us at or be-fore the time of the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give the participant an explanation of the withholding requirements.

Tax status of Lincoln Life

Under existing Federal income tax laws, Lincoln Life does not pay tax on in-vestment income and realized capital gains of the VAA. Lincoln Life does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal in-come taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law

The above discussion is based on the tax code, IRS regulations, and interpreta-tions existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of shareholders of the funds. The voting will be done according to the instruc-tions of contractowners that have interests in any subaccounts which invest in the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which the contractowner has the right to cast will be de-termined by applying the contractowner's percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Shares held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, we will furnish contractowners with a voting interest in a subaccount with proxy voting materials, reports, and voting instruction forms for all participants who have voting rights under the contract. Since the funds engage in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Sale of fund shares.

Distribution of the contracts

Lincoln Financial Advisors Corporation (LFA), 1300 South Clinton Street, Fort Wayne, Indiana 46802, is the distributor and principal underwriter of the con-tracts. They will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with LFA and have been licensed by state insurance departments to represent us. LFA is reg-istered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers
(NASD). Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Participants under Sections 403(b), 408 and certain non-qualified plans will receive an active life certificate. Within the free-look period (ten days) af-ter the participant receives the active life certificate, the participant may cancel it for any reason by giving us written notice. The postmark date of the notice is the date of notice for these purposes. An active life certificate canceled under this provision will be void. With respect to the fixed side of the contract, we will return the participant's contributions less withdrawals made on behalf of the participant. With respect to the VAA, we will return the greater of the participant's contributions less withdrawals made on behalf of the participant, or the participant's account balance in the VAA on the date we receive the written notice. No surrender charge applies.

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana In-surance Department at all times. A full examination of our operations is con-ducted by that department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are re-sponsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. We will mail to the contractowner, at its last known address of record at our of-fices, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation.

Other information

Contract deactivation. Under certain contracts, we may deactivate a contract by prohibiting new contributions and/or new participants after the date of deacti-vation. We will give the contractowner and participants at least ninety days notice of the deactivation date.

Delay in payments. We may delay payments from the fixed account for up to six months. During this period, we will continue to credit the current declared in-terest rate to a participant's account in the fixed account. We will make pay-ments from the VAA within seven days, unless (i) the New York Stock Exchange is closed (other than customary weekend or holiday closings; (ii) market trading is restricted, or the SEC determines that an emergency exists, and disposal of investments or determination of the accumulation unit value or variable annuity payout option payment amount is not reasonably practicable; or (iii) the SEC by order permits us to do so to protect participants.

Preparing for Year 2000. Lincoln Life, as part of its year 2000 updating proc-ess, is responsible for the updating of the VAA related computer systems. Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the im-pact of the upcoming change in the century. If not corrected, many computer ap-plications could fail or create erroneous results by or at the year 2000. The year 2000 issue affects virtually all companies and organizations.

An affiliate of Lincoln Life, Delaware Management Company (Delaware), provides substantially all of the necessary accounting and valuation services for the VAA. Delaware, for its part, is responsible for updating all of its computer systems, including those which service the VAA, to accommodate the Year 2000. Lincoln Life and Delaware have begun formal discussions with each other to as-sess the requirements for their respective systems to interface properly in or-der to facilitate the accurate and orderly operation of the VAA beginning in the year 2000.

The year 2000 issue is pervasive and complex and affects virtually every aspect of the businesses of both Lincoln Life and Delaware (the Companies). The com-puter systems of the Companies and their interfaces with the computer systems of vendors, suppliers, customers and other business partners are particularly vulnerable. The inability to properly recognize date-sensitive electronic in-formation and to transfer data between systems could cause errors or even com-plete failure of systems, which would result in a temporary inability to proc-ess transactions correctly and engage in normal business activities for the VAA. The Companies respectively are redirecting significant portions of their internal information technology efforts and are contracting, as needed, with outside consultants to help update their systems to accommodate the year 2000. Also, in addition to the discussions with each other noted above, the Companies have respectively initiated formal discussions with other critical parties that interface with their systems to gain an understanding of the progress by those parties in addressing year 2000 issues. While the Companies are making substan-tial efforts to address their own systems and the systems with which they in-terface, it is not possible to provide assurance that operational problems will not occur. The Companies presently believe that, assuming the modification of existing computer systems, updates by vendors and conversion to new software and hardware, the year 2000 issue will not pose significant operations problems for their respective computer systems. In addition, the Companies are in-corporating potential issues surrounding year 2000 into their contingency plan-ning process, in the event that, despite these substantial efforts, there are unresolved year 2000 problems. If the remediation efforts noted above are not completed timely or properly, the year 2000 issue could have a material adverse impact on the operation of the businesses of Lincoln Life or Delaware, or both.

The cost of addressing year 2000 issues and the timeliness of completion will be closely monitored by management of the respective Companies. Nevertheless, there is no guarantee either by Lincoln Life or by Delaware that estimated costs will be achieved, and actual results could differ significantly from those anticipated. Specific factors that might cause such differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer problems, and other uncertainties.

Legal Proceedings. Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these pro-ceedings are routine and in the ordinary course of business. In some instances these proceedings include claims for unspecified or substantial punitive dam-ages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal coun-sel and a review of available facts, it is management's opinion that the ulti-mate liability, if any, under these suits will not have a material adverse ef-fect on the financial position of Lincoln Life.

During the 1990s class action lawsuits alleging sales practices fraud have been filed against many life insurance companies, and Lincoln Life has not been im-mune. Two lawsuits alleging fraud in the sale of interest-sensitive universal and whole life insurance policies have been filed against Lincoln Life. These two suits have been filed as class actions, although as of the date of this Prospectus the court had not certified a class in either case. Plaintiffs seek unspecified damages and penalties for themselves and on behalf of the putative class. Although the relief sought in these cases is substantial, the cases are in the early stages of litigation, and it is premature to make assessments about potential loss, if any. Management denies the allegations and intends to defend these suits vigorously. The amount of liability, if any, which may arise as a result of these suits (exclusive of any indemnification from professional liability insurers) cannot be reasonably estimated at this time.

            TABLE OF CONTENTS FORSTATEMENT OF ADDITIONAL INFORMATION

                           Page
                           ----
DEFINITIONS..............    2
DETERMINATION OF VARIABLE
 ANNUITY PAYOUTS.........    2
PERFORMANCE CALCULA-
 TIONS...................    3
TAX LAW CONSIDERATIONS...    9
DISTRIBUTION OF CON-
 TRACTS..................   11
INDEPENDENT AUDITORS.....   11
FINANCIAL STATEMENTS.....   11
 Audited Financial State-
  ments of Variable Annu-
  ity Account
 Audited Statutory-Basis
  Financial Statements
  and Schedules of Lin-
  coln Life

                               VARIABLE ANNUITY I

                      STATEMENT OF ADDITIONAL INFORMATION
                                  May 1, 1999

                            GROUP ANNUITY CONTRACTS
                       FUNDED THROUGH THE SUB-ACCOUNTS OF
                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT L
                                       OF
                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
Definitions.............................................................   2
Determination of Variable Annuity Payouts...............................   2
Performance Calculations................................................   3
Tax Law Considerations..................................................  11
Distribution of Contracts...............................................  13
Independent Auditors....................................................  13
Financial Statements....................................................  13
  Audited Financial Statements of Variable Annuity Account
  Audited Statutory-Basis Financial Statements and Schedules of Lincoln
   Life

This Statement of Additional Information (SAI) is not a prospectus. It should be read in along with the prospectus for the Group Annuity Contracts (the "Contracts"), dated May 1, 1999.

A copy of the prospectus to which this SAI relates is available at no charge by writing to Lincoln Life at Lincoln National Life Insurance Company, P.O. Box 9740, Portland, Maine 04104; or by calling Lincoln Life at 1-800-341-0441.



90021

                                  DEFINITIONS

ANNUITY CONVERSION FACTOR: The factor applied to the Annuity Conversion Amount in determining the dollar amount of an annuitant's annuity payouts for Guaranteed Annuities or the initial payout for Variable Annuities.

ANNUITY PAYOUT CALCULATION DATE: For Guaranteed Annuities, this is the first day of a calendar month. For Variable Annuities, this is the Valuation Date ten (10) business days prior to the first day of a calendar month.

ANNUITY UNIT: An accounting unit of measure that is used in calculating the amounts of annuity payouts to be made from a Sub-Account during the Annuity Period.

ANNUITY UNIT VALUE: The dollar value of an Annuity Unit in a Sub-Account on any Valuation Date.

CODE: The Internal Revenue Code of 1986, as amended.

                   DETERMINATION OF VARIABLE ANNUITY PAYOUTS

As stated in the prospectus, the amount of each Variable Annuity payout will vary depending on investment experience.

The initial payout amount of the Annuitant's Variable Annuity for each Sub-Account is determined by dividing his Annuity Conversion Amount in each Sub-Account as of the initial Annuity Payout Calculation Date ("APCD") by the Applicable Annuity Conversion Factor defined as follows:

The Annuity Conversion Factors which are used to determine the initial payouts are based on the 1983 Individual Annuity Mortality Table, set back four (4) years, and an interest rate in an integral percentage ranging from zero to six percent (0 to 6.00%) as selected by the Annuitant.

The amount of the Annuitant's subsequent Variable Annuity payout for each Sub-Account is determined by:

(a) Dividing the Annuitant's initial Variable Annuity payout amount by the Annuity Unit Value for that Sub-Account selected for his interest rate option as described above as of his initial APCD; and

(b) Multiplying the resultant number of annuity units by the Annuity Unit Values for the Sub-Account selected for his interest rate option for his respective subsequent APCDs.

Each subsequent Annuity Unit Value for a Sub-Account for an interest rate option is determined by:

      Dividing the Accumulation Unit Value for the Sub-Account as of subsequent APCD by the Accumulation Unit Value for the Sub-Account as of the immediately preceding APCD;

      Dividing the resultant factor by one (1.00) plus the interest rate option to the n/365 power where n is the number of days from the immediately preceding APCD to the subsequent APCD; and

      Multiplying this factor times the Annuity Unit Value as of the immediately preceding APCD.

               Illustration of Calculation of Annuity Unit Value

1.Annuity Unit Value as of immediately preceding Annuity Payout Calculation
  Date.................................................................$11.0000
2.Accumulation Unit Value as of Annuity Payout Calculation Date........$20.0000
3.Accumulation Unit Value as of immediately preceding Annuity Payout Calcula-
  tion Date............................................................$19.0000
4.Interest Rate...........................................................6.00%
5.Interest Rate Factor (30 days).........................................1.0048
6.Annuity Unit Value as of Annuity Payout Calculation Date =
    1 times 2 divided by 3 divided by 5................................$11.5236

                        Illustration of Annuity Payouts

 1.Annuity Conversion Amount as of Participant's initial Annuity Payout Calculation Date..$100,000.00
 2.Assumed Annuity Conversion Factor per $1 of Monthly Income for an individual age 65 selecting a Single Life Annuity with Assumed Interest Rate of 6%.........................$138.63
 3.Participant's initial Annuity Payout = 1 divided by 2......................................$721.34
 4.Assumed Annuity Unit Value as of Participant's initial Annuity Payout Calculation Date....$11.5236
 5.Number of Annuity Units = 3 divided by 4...................................................62.5968
 6.Assumed Annuity Unit Value as of Participant's second Annuity Payout Calculation Date.....$11.9000
 7.Participant's second Annuity Payout = 5 times 6............................................$744.90

                           PERFORMANCE CALCULATIONS

Standard Total Return Calculation

The Variable Annuity Account may advertise average annual total return information calculated according to a formula prescribed by the Securities and Exchange Commission ("SEC"). Average annual total return shows the average annual percentage increase, or decrease, in the value of a hypothetical Contribution allocated to a Sub-Account from the beginning to the end of each specified period of time. The SEC standardized version of this performance information is based on an assumed Contribution of $1,000 allocated to a Sub-Account at the beginning of each period and surrender or withdrawal of the value of that amount at the end of each specified period, giving effect to any CDSC and all other charges and fees applicable under the Contract. The effect of the Annual Administration Charge for a period is determined by dividing the total amount of such charges collected in the previous year by the total average net assets of the accounts for the previous year, as of the previous month ended; accounts include accounts available under Variable Annuity I of Lincoln Life and under corresponding accounts of UNUM Life Insurance Company of America, pending assumption reinsurance by Lincoln Life of Variable Annuity I contracts issued through such corresponding accounts. This method of calculating performance further assumes that (i) a $1,000 Contribution was allocated to a Sub-Account and (ii) no transfers or additional payments were made. Premium taxes are not included in the term "charges" for purposes of this calculation. Average annual total return is calculated by finding the average annual compounded rates of return of a hypothetical Contribution that would compare the Accumulation Unit value on the first day of the specified period to the ending redeemable value at the end of the period according to the following formula:

  T = (ERV/C) 1/n - 1

Where T equals average annual total return, where ERV (the ending redeemable value) is the value at the end of the applicable period of a hypothetical Contribution of $1,000 made at the beginning of the applicable period, where C equals a hypothetical Contribution of $1,000, and where n equals the number of years.

For Sub-Account average annual total return information calculated according to the formula prescribed by the SEC, see "Sub-Account Performance."

Non-Standardized Calculation of Total Return Performance

In addition to the standardized average annual total return information described above, we may present total return information computed on bases different from that standardized method. Such non-standard performance information may be based on the historical performance of a Fund and adjusted to reflect some or all of the fees and charges imposed under a Contract.

The Variable Annuity Account may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include any CDSC. Consistent with the long-term investment and retirement objectives of the Contract, this total return presentation assumes either (i) investment in the Contract continues beyond the Accumulation Period and/or (ii) one or more of the conditions for Total or Partial Withdrawal without incurring a CDSC are met. The Variable Investment Division may also present total return information computed on the same basis as the standardized method except that charges deducted from the hypothetical Contribution will not include either the CDSC or the Annual Administration Charge. The total return percentage under both of these non-standardized methods will be higher than that resulting from the standardized method.

The Sub-Accounts also may present total return information calculated by subtracting a Sub-Account's Accumulation Unit Value at the beginning of a period from the Accumulation Unit Value of that Sub-Account at the end of the period and dividing that difference (in that Sub-Account's Accumulation Unit Value) by the Accumulation Unit Value of that Sub-Account at the beginning of the period. This computation results in a total growth rate for the specified period which we annualize in order to obtain the average annual percentage change in the Accumulation Unit Value for the period used. This method of calculating performance does not take into account CDSC, the Annual Administration Charge or premium taxes, and assumes no transfers. Such percentages would be lower if these charges were included in the calculation.

In addition, the Variable Annuity Account may present actual aggregate total return figures for various periods, reflecting the cumulative change in value of an investment in the Variable Annuity Account for the specified period.

For information regarding the historical performance of the Funds adjusted for the fees and charges imposed under a Contract, see "Historical Fund Performance Adjusted for Variable Annuity Account and Contract Fees and Charges."

Performance Information

The tables below provide performance information for each Sub-Account for specified periods ending December 31, 1998. This information does not indicate or represent future performance.

Total Return

Total returns quoted in sales literature or advertisements reflect all aspects of a Sub-Account's return. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Sub-Account over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline had been constant over the period. Contractholders and participants should recognize that average annual returns represent averaged returns rather than actual year-to-year performance.

Sub-Account Performance

The tables below assume a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable Fund and withdrawal of the investment on 12/31/98. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. The first table shows Sub-Account average annual total return information calculated according to the formula prescribed by the SEC. The second table shows Sub-Account cumulative total information. This information does not indicate or represent future performance.

             SUB-ACCOUNT STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

                                                                       LIFE OF
                                                SUB-                   SUB-
                                                ACCOUNT     1 YEAR     ACCOUNT
                                                INCEPTION   ENDING     ENDING
                                                DATE        12/31/98   12/31/98
                                                ---------   --------   --------
Asset Manager                                   09/26/96
(Fidelity VIP II: Asset Manager)
Balanced                                        09/26/96
(American Century VP Balanced)
Equity-Income                                   09/26/96
(VIP Equity-Income)
Index Account                                   09/26/96
(Dreyfus Stock Index)
Growth I                                        09/26/96
(Fidelity VIP Growth)
Socially Responsible                            09/26/96
(Calvert Social Balanced Portfolio)
International Stock                             09/26/96
(T. Rowe Price International Stock Portfolio)
Small Cap                                       09/26/96
(Dreyfus Small Cap)
Small Cap Growth                                09/26/96
(Baron Capital Asset Funds)
Global Growth                                   09/26/96
(Janus Worldwide)
Mid Cap Growth                                  09/26/96
(Lincoln National Aggressive Growth)
Social Awareness                                09/26/96
(Lincoln National Social Awareness)
Mid Cap Value                                   09/26/96
(Neuberger Berman Partners)

               SUB-ACCOUNT CUMULATIVE TOTAL RETURN (NONSTANDARD)

                                                                    LIFE OF
                               SUB-                                 SUB-
                               ACCOUNT            YEAR TO  1 YEAR   ACCOUNT
                               INCEPTION QUARTER  DATE     ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- --------
Asset Manager                  09/26/96
(Fidelity VIP II: Asset
Manager)
Socially Responsible           09/26/96
(Calvert Social Balanced
Portfolio)
Balanced                       09/26/96
(American Century VP
Balanced)
Equity-Income                  09/26/96
(VIP Equity-Income)
Index                          09/26/96
(Dreyfus Stock Index)
Growth I                       09/26/96
(Fidelity VIP Growth)
Growth II                      09/26/96
(American Century VP Capital
Appreciation)
International Stock            09/26/96
(T. Rowe Price International
Stock Portfolio)
Small Cap                      09/26/96
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
Growth)
Social Awareness
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

Historical Fund Performance Adjusted for Variable Investment Division and Contract Fees and Charges

Performance information for the periods prior to the date the Sub-Accounts commenced operations will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the Contract charges that were in effect during the time periods shown. This performance information is referred to as "adjusted" performance information. This information does not indicate or represent future performance.

Table 1A below assumes a hypothetical investment of $1,000 at the beginning of the period in the Sub-Account investing in the applicable fund and withdrawal of the investment on 12/31/98. The rates thus reflect the mortality and expense risk charge, the withdrawal charge and a pro rata portion of the Annual Administration Charge. Table 1B shows the cumulative total return on the same basis.

TABLE 1A -- SUB-ACCOUNT ADJUSTED AVERAGE ANNUAL TOTAL RETURN

                                                                             LIFE
                               FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                               INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
 Manager)
Balanced                       05/01/91
(American Century VP
 Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
International Stock            03/31/94
(T. Rowe Price International
 Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
Growth)
Social Awareness
Mid Cap Value
(Neuberger Berman Partners)

TABLE 1B -- SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN

                                                                                               LIFE
                               FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                               INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
Manager)
Socially Responsible
(Calvert Social Balanced
Portfolio)
Balanced                       05/01/91
(American Century VP
Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
Growth II
(American Century VP Capital
Appreciation)
International Stock            03/31/94
(T. Rowe Price International
Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
Growth)
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

Table 2A below shows annual average total return on the same assumptions as Table 1A except that the value in the Sub-Account is not withdrawn at the end of the period or is withdrawn to affect an annuity. Table 2B shows the cumulative total return on the same basis. The rates of return shown below reflect the mortality and expense risk charge and a pro rata portion of the Annual Administration Charge.

TABLE 2A -- SUB-ACCOUNT ADJUSTED AVERAGE TOTAL RETURN ASSUMING NO WITHDRAWAL

                                                                             LIFE
                               FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                               INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
 Manager)
Socially Responsible
(Calvert Social Balanced
 Portfolio)
Balanced                       05/01/91
(American Century VP
 Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
Growth II
(American Century VP Capital
 Appreciation)
International Stock            03/31/94
(T. Rowe Price International
Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
Growth)
Social Awareness
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

TABLE 2B -- SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO
WITHDRAWAL

                                                                                               LIFE OF
                               FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS FUND
                               INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
Manager)
Socially Responsible
(Calvert Social Balanced
Portfolio)
Balanced                       05/01/91
(American Century VP
Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
Growth II
(American Century VP Capital
Appreciation)
International Stock            03/31/94
(T. Rowe Price International
Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
Growth)
Social Awareness
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

Tables 3A and 3B show performance information on the same assumptions as Tables 2A and 2B except that Tables 3A and 3B do not reflect deductions of the pro rata portion of the Annual Administration Charge because certain Contract and Participants are not assessed such a charge.

TABLE 3A -- SUB-ACCOUNT ADJUSTED AVERAGE ANNUAL TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                             LIFE
                               FUND      1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                               INCEPTION ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
 Manager)
Socially Responsible
(Calvert Social Balanced
 Portfolio)
Balanced                       05/01/91
(American Century VP
 Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
Growth II
(American Century VP Capital
 Appreciation
International Stock            03/31/94
(T. Rowe Price International
 Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
 Growth)
Social Awareness
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

TABLE 3B -- SUB-ACCOUNT ADJUSTED CUMULATIVE TOTAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE

                                                                                               LIFE
                               FUND               YEAR TO  1 YEAR   3 YEARS  5 YEARS  10 YEARS OF FUND
                               INCEPTION QUARTER  DATE     ENDING   ENDING   ENDING   ENDING   ENDING
                               DATE      12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
                               --------- -------- -------- -------- -------- -------- -------- --------
Asset Manager                  09/06/89
(Fidelity VIP II: Asset
 Manager)
Balanced                       05/01/91
(American Century VP
 Balanced)
Equity-Income                  10/09/86
(VIP Equity-Income)
Index Account                  09/29/89
(Dreyfus Stock Index)
Growth I                       10/09/86
(Fidelity VIP Growth)
International Stock            03/31/94
(T. Rowe Price International
 Stock Portfolio)
Small Cap                      08/31/90
(Dreyfus Small Cap)
Small Cap Growth
(Baron Capital Asset Funds)
Global Growth
(Janus Worldwide)
Mid Cap Growth
(Lincoln National Aggressive
 Growth)
Social Awareness
(Lincoln National Social
Awareness)
Mid Cap Value
(Neuberger Berman Partners)

Table 4 below shows total return information on a calendar year basis using the same assumptions as Tables 3A and 3B. The rates of return shown reflect the mortality and expense risk charge. Similar to Tables 3A and 3B, Table 4 does not reflect deduction of the pro rata portion of the Annual Administration Charge because certain Contracts and Participants are not assessed such a charge.

TABLE 4 -- SUB-ACCOUNT ADJUSTED CALENDAR YEAR ANNUAL RETURN ASSUMING NO WITHDRAWAL AND NO ANNUAL ADMINISTRATION CHARGE*

                     1988  1989   1990   1991  1992  1993  1994  1995  1996  1997  1998
                     ----- ----- ------ ------ ----- ----- ----- ----- ----- ----- ----
Asset Manager           na    na   5.45  21.11 10.53 19.60 -7.20 15.57 13.24 19.20
Social Awareness     10.42 19.53   2.94  15.02  6.33  6.72 -4.39 28.24 11.28 18.64
Balanced                na    na     na     na -7.17  6.38 -0.58 19.68 10.81 14.42
Equity-Income        21.25 15.95 -16.29  29.88 15.50 16.89  5.80 33.49 12.92 26.57
Index                   na    na  -4.69  28.29  5.82  8.02 -0.32 35.16 21.09 31.36
Growth I             14.21 29.95 -12.78  43.78  8.00 17.94 -1.21 33.75 13.35 22.00
International Stock     na    na     na     na    na    na    na  9.86 13.34  1.86
Small Cap               na    na     na 156.65 69.25 66.31  6.47 27.85 15.22 15.35
Small Cap Growth
Global Growth
Mid Cap Growth
Mid Cap Value

*The above calendar-year returns assume a hypothetical investment of $1,000 on January 1 of the first full calendar year that the underlying fund was in existence. The returns assume that the money will be left on account until retirement and thus no CDSC will be deducted. Returns are provided for years before the fund was an available investment option under the contract. Returns for those periods reflect a hypothetical return as if those funds were available under the contract, and reflect the deduction of the mortality and expense risk charge. The returns do not reflect deductions for the pro rata portion of the Annual Administration Charge or the CDSC.

SEC regulations require that any product performance data be accompanied by standardized performance data.

                             TAX LAW CONSIDERATIONS

Retirement Programs:

Participants are urged to discuss the income taxes considerations of their retirement plan with their tax advisors. In many situations special rules may apply to the plans and/or to the participants. See the Prospectus for a more complete discussion of tax considerations and for limitations on the following discussion.

Contributions to retirement programs subject to Sections 401(a), 403(b), 408 and 457(b) may be excludable from a Participant's reportable gross income if the Contributions do not exceed the limitations imposed under the Code. Certain plans allow employees to make Elective Salary Deferral Contributions. Certain Plans allow Employers to make Contributions. The information below is a brief summary of some the important federal tax considerations that apply to retirement plans. When there is a written Plan, often the Contribution limits, withdrawal rights and other provisions of the Plan may be more restrictive than those allowed by the Code.

                    Elective Salary Deferral Contributions:

For calendar year 1998 the maximum elective salary deferral contributions to a 401(k) Plan which is a type of 401(a) Plan is limited to $10,000; for a 403(b) plan the limit is $10,000 unless the employee is a qualified employee; for an Eligible 457 Plan the limit is $8,000.

                Total Salary Deferral & Employer Contributions:

QUALIFIED RETIREMENT PLAN -- 401(a) PLAN

The Code limits the Contributions to a defined contribution 401(a) plan to the lesser of $30,000 or 25% of compensation.

TAX SHELTERED ANNUITY PLAN -- 403(b) PLAN

Total contributions which include both salary deferral contributions and employer contributions are also limited.

The combined limit is:

(a) the amount determined by multiplying 20 percent of the employee's includable compensation by the number of years of service, over

(b) the aggregate of the amount contributed by the employer for annuity contracts and excludable from the gross income of the employee for the prior taxable year.

Therefore, if the maximum exclusion allowance is less than $10,000 a year, the employee's elective deferrals plus any other employer Contributions cannot exceed this lesser amount.

Section 415 of the Code imposes limitations with respect to annual contributions to all Section 403(b) programs, qualified plans and simplified employee pensions maintained by the Employer. A Participant's annual contributions to these programs and defined contribution plans generally cannot exceed the lesser of $30,000 or 25 percent of the employee's compensation. This amount is subject to the maximum exclusion allowance and the salary deferral amount limitations.

ELIGIBLE 457 PLAN -- 457(b) PLAN

For a 457(b) plan the contribution limit is generally the lesser of $7,500, as indexed, or 33% of the employee's compensation.

SECTION 457(f) PLANS

These are non-qualified deferred compensation arrangements between an Employer and its employees. There are no stated limits in the Code regarding this type of Plan.

INDIVIDUAL RETIREMENT ACCOUNT -- IRA OR 408 PLAN

For IRA's, the maximum deductible contribution is the lesser of $2,000 or 100% of taxable income. The $2,000 is increased to $4,000 when the IRA covers the taxpayer and a non-working spouse.

Transfers and Rollovers:

Participants who receive distributions from their 401(a) or 403(b) contract may transfer the amount not representing employee contributions to an Individual Retirement Account or Annuity (IRA) or another Section 401(a) or 403(b) program without including that amount in gross income for the taxable year in which paid. Note 401(a) distributions may not be transferred to a 403(b) plan or vice versa. If the amount is paid directly to an acceptable rollover account, Lincoln Life is not required to withhold any amount. In order for the distribution to qualify for rollover, the distribution must be made on account of the employee's death, after the employee attains age 59 1/2, on account of the employee's separation from service, or after the employee has become disabled. The distribution cannot be part of a series of substantially equal payments made over the life expectancy of the employee or the joint life expectancies of the employee and his or her spouse or made for a specified period of 10 years or more. The rollover must be made within sixty days of the distribution to avoid taxation.

Pursuant to Revenue Ruling 90-24, a Participant, to the extent permitted by any applicable Contract or Plan, may transfer funds between Section 403(b) investment vehicles, including both Section 403(b)(1) annuity contracts and
Section 403(b)(7) custodial accounts. Any amount transferred must continue to be subject to withdrawal restrictions at least as restrictive as that of the transferring investment vehicle. Lincoln Life considers any total or partial transfer from a Lincoln Life investment vehicle to a non-Lincoln Life investment vehicle to be a withdrawal.

Once every twelve months a participant in an IRA may roll the money from one IRA to another IRA.

The rollover rules are not available to Section 457 Plans; limited transfers are permitted under Eligible 457 Plans. If the rollover amount is paid directly to the Participant, the amount distributed may be subject to a 20% federal tax withholding.

Excise Tax on Early Distributions:

Section 72(t) of the Code provides that any distribution made to a Participant in a 401(a), 403(b) or 408 plan other than on account of the following events will be subject to a 10 percent excise tax on the taxable amount distributed:

a) the employee has attained age 59 1/2;

b) the employee has died;

c) the employee is disabled;

d) the employee is 55 and has separated from service (Does not apply to IRA's).

Distributions which are received as a life annuity where payment is made at least annually will not be subject to an excise tax. Certain amounts paid for medical care may also not be subject to an excise tax. Distributions from 408 Plans may qualify for additional exceptions.

Minimum Distribution Rules:

The value in a contract under Sections 401(a), 403(b), 408 and Eligible 457 Plans are subject to the distribution rules provided in Section 401(a)(9) of the Code. Generally, that section requires that an employee must begin receiving distributions of his post-1986 balance by April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2. Such distributions must not exceed the life expectancy of the employee or the life expectancy of such employee and the designated beneficiary (as defined under the plan). An employee who attained age 70 1/2 before January 1, 1988 must begin receiving distributions by April 1 of the calendar year following the later of (a) the calendar year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. There are special rules for
Section 403(b) Plans. Amounts contributed to an Eligible 457 contract must be distributed not earlier than the earliest of: 1) calendar year in which the Participant attains age 70 1/2, 2) the Participant separates from service with the Employer, or 3) when the Participant has an unforeseen emergency. However, in no event may the distribution begin any later than described in Sections 401(a)(9) and 457(d) of the Code.

Additionally, distribution of an employee's entire account balance (including pre-1987 funds) must satisfy the minimum distribution incidental benefit requirement. In general, this requires that death and other non-retirement benefits payable under the above plans be incidental to the primary purpose of the program which is to provide deferred compensation to the employee. A payee is subject to a penalty for failing to receive the required minimum annual distribution. Section 4974(a) of the Code provides that a payee will be subject to a penalty equal to 50 percent of the amount by which the required minimum distribution exceeds the actual amount distributed during the taxable year.

Additional information on federal income taxation is included in the prospectus.

                           DISTRIBUTION OF CONTRACTS

Lincoln Financial Advisors Corporation ("LFA"), an indirect subsidiary of Lincoln National Corporation, is registered with the Securities and Exchange Commission as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. LFA is the Variable Investment Division's principal underwriter and also enters into selling agreements with other unaffiliated broker-dealers authorizing them to offer the Contracts.

                              INDEPENDENT AUDITORS

The financial statements of the Lincoln National Variable Annuity Account L and the statutory-basis financial statements and schedules of The Lincoln National Life Insurance Company appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports also appearing elsewhere in this document and in the Registration Statement. The financial statements and schedules audited by Ernst & Young LLP have been included in this document in reliance on their reports given on their authority as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

Financial statements of the Variable Investment Division and the statutory-basis financial statements and schedules of Lincoln Life appear on the following pages.

                                     PART C
                               OTHER INFORMATION

Item 24.  Financial statements and Exhibits

          (a)  The following financial statements are included in Part B:

          Financial Statements of Registrant - Lincoln National Variable Annuity Account L. (to be filed by Amendment)

          Statutory-basis Financial Statements and Schedules of Depositor - The Lincoln National Life Insurance Company. (to be filed by
          Amendment)

          (b)  Exhibits


          1(a). Resolution adopted by the Board of Directors of The Lincoln National Life Insurance Company on April 29, 1996 establishing the Lincoln National Variable Annuity Account L ("Account L")./1/

          1(b). Amendment dated December 2, 1996 adopted by the Board of Directors to resolution establishing Account L./5/

          2.     Not applicable.

          3(a).  Principal Underwriting Contract./1/

          3(b).  Broker-dealer sales agreement./1/

          4(a). Forms of Group Annuity Contracts for The Lincoln National Life Insurance Company./1/

          4(b).  Form of endorsement to Group Annuity Contract and
                 Certificate./5/

          5(a).  Form of application for Group Annuity Contract./1/

          5(b). Form of Participant enrollment form (including acknowledgment of restrictions on redemption imposed by I.R.C. Section 403(b))./1/

          6. Articles of incorporation and by-laws of The Lincoln National Life Insurance Company./1/

          7.     Not applicable.

          8(a). Participation Agreement between The Lincoln National Life Insurance Company and Dreyfus Life & Annuity Index Fund, Inc. and Dreyfus Variable Investment Fund./1/

          8(b). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund and Fidelity Distributors Corporation./1/

          8(c). Participation Agreement between The Lincoln National Life Insurance Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation./1/

          8(d). Participation Agreement between The Lincoln National Life Insurance Company and Twentieth Century Securities, Inc./1/

          8(e). Participation Agreement between The Lincoln National Life Insurance Company and Acacia Capital Corporation./1/

          8(f). Participation Agreement between The Lincoln National Life Insurance Company and T. Rowe Price./1/

          8(g). Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company./3/

          8(h). Participation Agreement between The Lincoln National Life Insurance Company and Janus Aspen Series./6/

          8(i). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Aggressive Growth Fund, Inc./6/

          8(j). Participation Agreement between The Lincoln National Life Insurance Company and The Lincoln National Social Awareness Fund, Inc./6/

          8(k). Participation Agreement between The Lincoln National Life Insurance Company and Neuberger & Berman Advisers Management Trust./6/

          8(l). Participation Agreement between The Lincoln National Life Insurance Company and Baron Capital Funds Trust./6/

          9. Consent and opinion of Jeremy Sachs, Senior Counsel, The Lincoln National Life Insurance Company, as to the legality of the securities being registered./1/

          10(a). Consent of Ernst & Young LLP, Independent Auditors (to be filed by amendment).

          10(b). Powers of Attorney./2/

          11.    Not applicable.

          12.    Not applicable.

          13(a). Schedule for Computation of Performance Quotations./4/

          13(b). Supplement to Schedule for Computation of Performance
                 Quotations.

          14.    Not applicable.

          15(a). Organizational Chart of Lincoln National Life Insurance Holding
                 Company System (to be filed by amendment).

          15(b). Memorandum Concerning Books and Records (to be filed by amendment).

          /1/ Incorporated herein by reference to Pre-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company with the Securities and Exchange Commission on September 26,
                 1996 (File No. 333-04999).

          /2/ Incorporated herein by reference to the registrant's initial registration statement on Form N-4 filed with the Securities and Exchange Commission on June 12, 1996 (File No. 333-5827).

          /3/ Incorporated herein by reference to Registration Statement on Form S-6 filed by Lincoln Life Flexible Premium Variable Life Account F of The Lincoln National Life Insurance Company on November 21, 1997 (File No. 333-40745).

          /4/ Incorporated herein by reference to Post-effective Amendment No. 1 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1997 (File No. 333-04999).

          /5/ Incorporated herein by reference to Post-effective Amendment No. 2 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on April 30, 1998 (File No. 333-4999).

          /6/ Incorporated herein by reference to Post-effective Amendment No. 3 on Form N-4 filed by the Lincoln National Variable Annuity Account L of The Lincoln National Life Insurance Company on September 30, 1998 (File No. 333-4999).


Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Account L as well as the Contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                      Positions and Offices with Lincoln Life
----                      ---------------------------------------
Jon A. Boscia**           Director
Carolyn P. Brody*         Second Vice President
Thomas L. Clagg*          Vice President and Associate General Counsel
Kelly D. Clevenger*       Vice President
Jeffrey K Dellinger*      Vice President
Jack D. Hunter**          Executive Vice President and General Counsel
Donald E. Keller*         Vice President
Reed P. Miller*           Vice President
Ian M. Rolland**          Director
Lawrence T. Rowland***    Executive Vice President and Director
Keith J. Ryan*            Senior Vice President, Asst. Treasurer and Chief
                          Financial Officer
Gabriel L. Shaheen*       President, Chief Executive Officer
Richard C. Vaughan**      Director
Janet C. Whitney**        Vice President and Treasurer
C. Suzanne Womack**       Assistant Vice President and Secretary
O. Douglas Worthingon*    Vice President, Controller and Assistant Treasurer

* Principal business address of each person is 1300 South Clinton Street, Fort Wayne, Indiana 46802.

** Principal business address is 200 East Berry Street, Fort Wayne, Indiana 46802-2706.

*** Principal business address is 1700 Magnavox Way, One Reinsurance Place, Fort
    Wayne, Indiana 46804.

Item 26. Persons Controlled by or Under Common Control with The Lincoln National Life Insurance Company ("Lincoln Life") or Account L

Account L is a separate account of Lincoln Life and may be deemed to be controlled by Lincoln Life although Lincoln Life will follow voting instructions of Contractholders with respect to voting on certain important matters requiring a vote of Contractholders.


See Exhibit 15(a): The Organizational Chart of Lincoln National Life Insurance Holding Company System.

Item 27.  Number of Contractholders


As of ________________ Registrant had ___ Contractholders (to be updated)


Item 28.  Indemnification

Under the Participation Agreements entered into between Lincoln Life and the Dreyfus Life & Annuity Index Fund, Inc., Dreyfus Variable Investment Fund and Dreyfus Corporation, Variable Insurance Products Funds I and II and Fidelity Distributors Corporation, Twentieth Century Management Company, Acacia Capital Corporation, and T. Rowe Price (the "Funds"), Lincoln Life and its directors, officers, employees, agents and control persons have been indemnified by the Funds against any losses, claims or liabilities that arise out of any untrue statement or alleged untrue statement or omission of a material fact in the Funds' registration statements, prospectuses or sales literature. In addition, the Funds will indemnify Lincoln Life against any liability, loss, damages, costs or expenses which Lincoln Life may incur as a result of the Funds' incorrect calculations, incorrect reporting and/or untimely reporting of the Funds' net asset values, dividend rates or capital gain distribution rates.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter


          (a) LNC Equity Sales Corporation also acts as the principal underwriter for Lincoln Life & Annuity Variable Annuity Account L, the VA-I Separate Account of UNUM Life Insurance Company of America, and the VA-I Separate Account of First UNUM Life Insurance Company.

          (b)(1) The following table sets forth certain information regarding the officers and directors of LNC Equity Sales Corporation:

NAME AND ADDRESS                   POSITIONS AND OFFICERS
----------------
                                   WITH LINCOLN FINANCIAL ADVISORS CORPORATION
                                   -------------------------------------------
J. Michael Hemp*                   President and Director
Priscilla S. Brown*                Chief Operating Officer, Sales and
                                   Marketing and Director

John M. Behrendt*                  Vice President and Director
Richard C. Boyles***               Chief Financial Officer and
                                   Administrative Officer

Kenneth Ehinger***                 Chief Operating Officer and
                                   Director

Gary D. Giller****                 Director
Janet C. Whitney**                 Vice President and Treasurer
C. Suzanne Womack**                Secretary

*    Principal business address of each person is 1300 S. Clinton
     Street, Fort Wayne, Indiana  46802.

**   Principal business address of each person is 200 East Berry
     Street, Fort Wayne, Indiana  46802-2706.

***  Principal business address of each person is 3811 Illinois
     Road, Suite 205, Fort Wayne, Indiana  46804-1202.

**** 7650 Rivers Edge Dr., Suite 250, Columbus, OH  43235.

     c)

Name of                                         Net Underwriting
Principal                                       Discounts and        Compensation      Brokerage
Underwriter                                     Commissions          on Redemption     Commissions     Compensation
-----------                                     ----------------     -------------     -----------     ------------
Lincoln Financial Advisors Corporation          $0                   N/A               N/A             N/A

Item 30.  Location of Accounts and Records


Exhibit 15(b) is hereby expressly incorporated herein by this reference (to be updated).


Item 31.  Management Services

None


Item 32.  Undertakings and Representations

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


                               403(b) ANNUITIES
                               ----------------

     The Registrant intends to rely on the no-action response dated November 28, 1988, from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1)-
(4) thereof.


                                   TEXAS ORP
                                   ---------

     The Registrant intends to offer Contracts to Participants in the Texas Optional Retirement Program. In connection with that offering, Rule 6c-7 of the Investment Company Act of 1940 is being relied upon and paragraphs (a)-(d) of that Section will be complied with.



                               FEES AND CHARGES
                               ----------------


     The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

                                  SIGNATURES



Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration has duly caused the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authroized, in the city of Fort Wayne, and State of Indiana, on the 1st day of February, 1999.

                              Lincoln National Variable Annuity Account L
                                   (Group Variable Annuity I) (Registrant)



                              By:  /s/ Stephen H. Lewis
                                   -------------------------------------------
                                   Stephen H. Lewis, Senior Vice President
                                   (Name of Officer of Depositor) (Title)

                              The Lincoln National Life Insurance Company
                                            (Depositor)



                              By:  /s/ Gabriel L. Shaheen
                                   -------------------------------------------
                                   Gabriel L. Shaheen, Chief Executive Officer
                                          (Signature and Title)



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on January 29, 1999, by the following persons in the capacities indicated.


SIGNATURE                     TITLE                          DATE
/s/ Gabriel L. Shaheen        President, Chief Executive     February 1, 1999
----------------------------  Officer and Director
Gabriel L. Shaheen            (Principal Executive Officer)



    *                         Director                       February 1, 1999
----------------------------
    Jon A. Boscia


    /s/ Keith J. Ryan         Senior Vice President, Chief      February 1, 1999
----------------------------  Financial Officer and Assistant
    Keith J. Ryan             Treasurer (Principal Financial
                              Officer and Principal Accounting
                              Officer)

                              Executive Vice President          February 1, 1999

----------------------------  and Director
    Lawrence T. Rowland


    *                         Director                          February 1, 1999
----------------------------
    Richard C. Vaughan


    *                         Director                          February 1, 1999
----------------------------
    H. Thomas McMeekin



*  By /s/ Jeremy Sachs, attorney-in-fact, pursuant to a Power of Attorney filed
      ----------------
   with the initial Registration Statement.